Taxation	6 Months Ended
Sep. 30, 2021
Taxation
Taxation

3   Taxation

	Six months ended 30 September
	2021	2020[1]
	€m	€m
United Kingdom corporation tax (expense)/income[2]
Current period	(6)	(17)
Adjustments in respect of prior periods	15	4
Overseas current tax (expense)/income
Current period	(730)	(470)
Adjustments in respect of prior periods	(26)	93
Total current tax expense	(747)	(390)

Deferred tax on origination and reversal of temporary differences
United Kingdom deferred tax	544	83
Overseas deferred tax	204	(152)
Total deferred tax credit/(expense)	748	(69)
Total income tax credit/(expense)	1	(459)

Notes:

1.	In the previously published results for the six months ended 30 September 2020, the Group’s 55% interest in Vodafone Egypt was held for sale. In December 2020, we announced that discussions with the potential purchaser had been terminated. Consequently, the held for sale classification was reversed, resulting in the following changes to the previously published results for the six months ended 30 September 2020: Total deferred tax expense declined by €31 million.
2.	UK operating profits are more than offset by statutory allowances for capital investment in the UK network and systems plus ongoing interest costs including those arising from the €10.7 billion of spectrum payments to the UK government in 2000, 2013 and 2018.

The six months ended 30 September 2021 includes deferred tax on the use of Luxembourg losses of €155 million (2020: €188 million). The Group expects to use its losses in Luxembourg over a period of between 59 and 62 years and the losses in Germany over a period of between 8 and 16 years. The actual use of these losses and the period over which they may be used is dependent on many factors which may change. These factors include the level of profitability in both Luxembourg and Germany, changes in tax law and changes to the structure of the Group. Further details about the Group’s tax losses can be found in note 6 of the Group’s consolidated financial statements for the year ended 31 March 2021.